CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flow arising from changes in:
Loss on Kibali JV Receivable	$ 0	$ 0	$ 46	$ 0
Share-based compensation expense	24	27	62	69
Inventory impairment charges	17	0	33	1
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(9)	(8)	(17)	(15)
Change in estimate of rehabilitation costs at closed mines	0	(17)	(15)	(7)
Remeasurement of contingent consideration	(41)	0	(96)	0
Litigation settlement accruals	0	0	0	91
Loss on non-hedge derivatives	0	1	0	1
Loss (gain) on warrant investments at FVPL	0	(1)	0	(1)
Change in other assets and liabilities	(56)	(66)	(159)	(108)
Settlement of share-based compensation	(14)	0	(154)	(53)
Settlement of rehabilitation obligations	(35)	(39)	(70)	(90)
Other operating activities	(114)	(103)	(370)	(112)
Cash flow arising from changes in:
Accounts receivable	(92)	(216)	(19)	(204)
Inventory	(58)	2	(110)	(65)
Value added taxes receivable	(96)	(36)	(150)	(96)
Other current assets	(59)	(15)	(73)	(17)
Accounts payable	114	64	(136)	40
Other current liabilities	(188)	72	(193)	108
Change in working capital	(379)	(129)	(681)	(234)
Income taxes payable settled against VAT receivables	54	58	74	75
Other duties and liabilities settled against VAT receivables	$ 6	$ 4	$ 16	$ 48